Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued liabilities comprise:

	December 31,	December 31,
	2014	2013

Trade accounts payable	$5,474	$5,719
Employee-related accruals	2,719	3,367
Restructuring (note 16)	-	732
Interest payable (notes 4 and 11)	291	125
Other accrued liabilities	4,904	4,060

	$13,388	$14,003